Vessels, Net, Acquisitions - 20F (Details) $ in Thousands												6 Months Ended		12 Months Ended
	Dec. 07, 2015 USD ($)	Nov. 10, 2015 USD ($)	Nov. 03, 2015 USD ($)	Oct. 21, 2015 USD ($) shares	Oct. 13, 2015 USD ($)	Sep. 29, 2015 USD ($) shares	Sep. 11, 2015 USD ($) shares	Aug. 06, 2015 Vessel	Mar. 19, 2015 USD ($) t	Mar. 18, 2015 USD ($) shares	Dec. 23, 2014 t	Jun. 30, 2016 USD ($) t	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Vessel t	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Vessels, Net [Abstract]
Equity injection for vessel acquired												$ 0	$ 4,800	$ 13,820	$ 3,204	$ 0
Number of vessels | Vessel														8
Leadership [Member]
Vessels, Net [Abstract]
Dead weight tonnage | t									171,199		171,199
Purchase price of vessel									$ 17,127
Loan issued for acquired vessel									8,750
Convertible promissory note issued for vessel acquired									$ 3,827
Equity injection for vessel acquired										$ 4,550
Shares issued to finance vessels acquired (in shares) | shares										5,000,100
Premiership [Member]
Vessels, Net [Abstract]
Dead weight tonnage | t												170,024		170,024
Purchase price of vessel							$ 29,951
Loan issued for acquired vessel							25,420
Convertible promissory note issued for vessel acquired							1,030
Equity injection for vessel acquired							$ 3,501
Shares issued to finance vessels acquired (in shares) | shares							3,889,980
Gladiatorship [Member]
Vessels, Net [Abstract]
Dead weight tonnage | t												56,819		56,819
Purchase price of vessel						$ 16,336
Loan issued for acquired vessel						13,643
Convertible promissory note issued for vessel acquired						303
Equity injection for vessel acquired						$ 2,390
Shares issued to finance vessels acquired (in shares) | shares						2,655,740
Geniuship [Member]
Vessels, Net [Abstract]
Dead weight tonnage | t												170,057		170,057
Purchase price of vessel					$ 27,597
Guardianship [Member]
Vessels, Net [Abstract]
Dead weight tonnage | t												56,884		56,884
Purchase price of vessel				$ 17,168
Loan issued for acquired vessel				13,642
Convertible promissory note issued for vessel acquired				397
Equity injection for vessel acquired				$ 3,129
Shares issued to finance vessels acquired (in shares) | shares				3,476,520
Gloriuship [Member]
Vessels, Net [Abstract]
Dead weight tonnage | t												171,314		171,314
Purchase price of vessel			$ 16,833
Squireship [Member]
Vessels, Net [Abstract]
Dead weight tonnage | t												170,018		170,018
Purchase price of vessel		$ 34,922
Loan issued for acquired vessel		33,750
Convertible promissory note issued for vessel acquired		$ 1,172
Championship [Member]
Vessels, Net [Abstract]
Dead weight tonnage | t												179,238		179,238
Purchase price of vessel	$ 41,750
Loan issued for acquired vessel	39,412
Convertible promissory note issued for vessel acquired	$ 2,338
Dry Bulk Vessel [Member]
Vessels, Net [Abstract]
Number of vessels | Vessel								7
Capesize Vessel [Member]
Vessels, Net [Abstract]
Number of vessels | Vessel								5
Supramax Vessel [Member]
Vessels, Net [Abstract]
Number of vessels | Vessel								2